BORROWINGS - Long term (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Future principal repayment on the long-term borrowings loans
2026	$ 2,389,037
2027	1,685,215
2028	997,513
2029	229,296
2030	347,378
Thereafter	361,830
Total	$ 6,010,269